BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Balances and Transactions with Related Parties

a.	Balances with related parties:

	December 31,
	2013	2012
Other accounts payable and accrued expenses:

DBSI (see Note 14f(2))	$53	$52

b.	Transactions with related parties:

	Year ended December 31,
	2013	2012	2011

Sales to affiliate (see Note 1g)	$596	$1,187	$410
Management fees to DBSI (see Note 14f(2))	$180	$180	$180
Sales to related parties	$41	$63	$65
Purchase from related parties	$2,219	$484	$5